Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments Under Non-Cancelable Operating Leases
Future minimum payments, by year and in the aggregate, under non-cancelable operating leases with initial or remaining lease terms of one year or more, are as follows at December 31, 2011 (in thousands):

2012	$8,754
2013	5,626
2014	2,376
2015	453
2016	321
Thereafter	398
$17,928

Unrecorded Future Minimum Payments Under Royalty and Consulting Agreements	Future minimum payments under these agreements for which we have not recorded a liability are as follows at December 31, 2011 (in thousands):

2012	$147
2013	142
2014	142
2015	142
2016	142
Thereafter	—
$715